ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600

May 10, 2012

BY EDGAR
Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:  Allianz Funds (the “Trust”) (File Nos. 33-36528 and 811-6161)

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Trust pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following materials for use in connection with a special meeting of shareholders of Allianz AGIC Growth Fund, a series of the Trust (the “Meeting”): (i) a notice of meeting, (ii) a definitive proxy statement and (iii) a definitive form of proxy card.

The Meeting is scheduled for July 18, 2012 and is being called for the purpose described in the enclosed notice of meeting. The Trust expects to begin mailing the proxy materials to shareholders on or about May 21, 2012.

Please direct any questions you may have with respect to this filing to me (at 617-235-4636) or to George B. Raine (at
617-951-7556) of this firm.

Regards,

/s/  Jessica L. Reece

Jessica L. Reece, Esq.

cc:	Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Debra Rubano, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Maureen A. Meredith, Esq.